Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying amount of non-marketable equity securities without readily determinable fair value	¥ 6,808	¥ 6,661
Time deposits with original maturities of more than three months	1,604	1,213
Canon's share of net earnings in affiliated companies accounted for by the equity method, included in other income (deductions)	2,174	1,396	¥ (994)
Short-term Investments [Member]
Held to maturity debt securities current after allowance for credit loss	¥ 0	¥ 2,164